Wells, Pipelines, Properties, Plant and Equipment, Net - Property, Plant and Equipment (Parenthetical) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	Jan. 20, 2022 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Acquired assets	$ 1,454,196				$ 29,669,961	$ 29,669,961
Depreciation and amortization		$ 139,771,815	$ 133,431,365	$ 129,631,820
Plugging and abandonment cost		224,327	143,779	2,731,317
Provisions for plugging wells			70,144,756		$ 66,699,388
Transfers from wells unassigned to a reserve		10,630,314	15,608,296	6,229,356
Translation effect		(14,982,766)	2,477,528	490,203
(Impairment) of wells, pipelines, properties, plant and equipment, net	$ (4,302,912)	(83,538,021)	(1,210,595)	(36,353,700)
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost		$ 4,580,836	$ 3,106,007	$ 3,893,248
Pemex Exploration and Production | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates	5.40%	5.40%	6.10%	5.75%
Pemex Exploration and Production | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates	7.80%	7.80%	7.05%	7.08%
Oil and gas production assets
Disclosure of detailed information about property, plant and equipment [line items]
Plugging and abandonment cost		$ 113,656,994	$ 108,509,633	$ 101,339,417